NON-CONTROLLING INTERESTS - Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 143	$ 131	$ 286	$ 263
Non-participating Noncontrolling Interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	25	21	50	42
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	2	1	3	2
Incentive distribution
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	23	20	47	40
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	63	58	126	117
Brookfield Renewable | BEPC exchangeable shares
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	55	52	110	104
Limited partners' equity | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	15	14	30	26
External Shareholders | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 40	$ 38	$ 80	$ 78